CURRENT AND NON-CURRENT EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

13 – CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

Employee benefits are detailed as follows:

Description	12.31.2023	12.31.2022
	ThCh$	ThCh$
Accrued vacation	23,546,649	25,773,244
Participation in profits and bonuses	36,455,454	22,618,562
Severance indemnity	16,289,643	17,409,793
Total	76,291,746	65,801,599

	ThCh$	ThCh$
Current	57,817,800	48,391,806
Non-current	18,473,946	17,409,793
Total	76,291,746	65,801,599

13.1        Severance indemnities

The movements of employee benefits, valued pursuant to Note 2 are detailed as follows:

Movements	12.31.2023	12.31.2022
	ThCh$	ThCh$
Opening balance	17,409,793	14,982,928
Service costs	1,202,371	1,018,080
Interest costs	1,000,018	737,566
Actuarial variations	(1,678,013)	2,905,020
Benefits paid	(1,644,526)	(2,233,801)
Total	16,289,643	17,409,793

13.1.1        Assumptions

The actuarial assumptions used are detailed as follows:

Assumptions	12.31.2023	12.31.2022

Discount rate	2.26%	1.71%
Expected salary increase rate	2.0%	2.0%
Turnover rate	7.62%	7.68%
Mortality rate	RV-2020	RV-2020
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years

The result of the changes in the severance indemnities resulting from the sensitization of the actuarial assumptions at the valuation date is presented below:

Discount rate sensitivity	ThCh$

Variation in the provision resulting from an increase of up to 100 basis points	(869,321)
Variation in the provision resulting from a decrease of up to 100 basis points	990,697

Salary increase sensitivity	ThCh$

Variation in the provision resulting from an increase of up to 100 basis points	991,833
Variation in the provision resulting from a decrease of up to 100 basis points	(878,906)

13.2        Personnel expenses

Personnel expenses included in the consolidated statement of income are as follows:

Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Wages and salaries	266,893,173	277,271,540	225,883,645
Employee benefits	83,260,379	71,566,763	53,340,673
Severance benefits	6,290,886	6,052,239	4,163,608
Other personnel expenses	22,037,675	21,305,979	18,134,494
Total	378,482,113	376,196,521	301,522,420